Other operating expenses	12 Months Ended
Dec. 31, 2021
Other operating expenses
Other operating expenses
7 Other operating expenses

Other operating expenses include expenses that are neither directly attributable to order fulfilment costs nor staff costs, nor the financing of Just Eat Takeaway.com.

€ millions	2021	2020	2019
Marketing expenses	684	369	143
Housing expenses	21	10	4
Professional fees	91	78	54
Other staff related costs	98	36	17
IT related expenses	93	33	7
Outsourced service costs	97	47	-
Other operating expenses	80	82	9
Total other operating expenses	1,164	655	234

Housing expenses in 2021, 2020 and 2019 only include non-lease (“service”) components.

Other operating expenses mainly relate to directors and officers' liability insurance of €17 million, shipping costs of €11 million, administration expenses of €10 million and digital service tax of €6 million (2020: mainly comprised of digital service tax of €15 million and stamp duties related to the Just Eat Acquisition of €35 million, 2019: €0 million).